Northern Trust 2030 Inflation-Linked Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .3%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 419,685 $ 417,361
0.13%, 7/15/2030 447,293 425,251
1.63%, 10/15/2027 387,142 393,347
1.63%, 10/15/2029 364,468 371,677
2.38%, 10/15/2028 374,419 389,987
Total U.S. Treasury Obligations
(Cost $1,990,590) 1,997,623
Total Investments - 99.3%
(Cost $1,990,590) 1,997,623
Other assets less liabilities - 0.7% 14,046
NET ASSETS - 100.0% $2,011,669
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 1,998 $ — $ 1,998
Total
Investments $ — $1,998 $ — $1,998
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
Schedule of Investments

Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .4%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 217,527 $ 216,322
0.13%, 7/15/2030 231,836 220,412
0.13%, 7/15/2031 221,777 207,091
0.63%, 7/15/2032 204,582 193,613
1.38%, 7/15/2033 195,717 192,691
1.63%, 10/15/2027 200,659 203,875
1.63%, 10/15/2029 188,907 192,644
1.88%, 7/15/2034 189,434 192,182
1.88%, 7/15/2035 185,117 186,616
2.38%, 10/15/2028 194,065 202,134
Total U.S. Treasury Obligations
(Cost $1,993,265) 2,007,580
Total Investments - 99.4%
(Cost $1,993,265) 2,007,580
Other assets less liabilities - 0.6% 11,890
NET ASSETS - 100.0% $2,019,470
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,008 $ — $ 2,008
Total
Investments $ — $2,008 $ — $2,008
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Inflation-Linked Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .4%
U.S. Treasury Inflation Linked
Bonds
0.63%, 2/15/2043 $ 122,244 $ 92,776
0.75%, 2/15/2042 124,381 98,568
0.75%, 2/15/2045 119,352 88,932
1.38%, 2/15/2044 120,592 103,063
2.13%, 2/15/2040 260,066 261,947
2.13%, 2/15/2041 256,680 256,326
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 102,852 102,283
0.13%, 7/15/2030 109,618 104,217
0.13%, 7/15/2031 104,862 97,918
0.63%, 7/15/2032 96,732 91,545
1.38%, 7/15/2033 92,540 91,109
1.63%, 10/15/2027 94,877 96,398
1.63%, 10/15/2029 89,320 91,087
1.88%, 7/15/2034 179,138 181,738
1.88%, 7/15/2035 175,056 176,473
2.38%, 10/15/2028 91,759 95,574
Total U.S. Treasury Obligations
(Cost $1,994,470) 2,029,954
Total Investments - 99.4%
(Cost $1,994,470) 2,029,954
Other assets less liabilities - 0.6% 11,656
NET ASSETS - 100.0% $2,041,610
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,030 $ — $ 2,030
Total
Investments $ — $2,030 $ — $2,030
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .6%
U.S. Treasury Inflation Linked
Bonds
0.13%, 2/15/2051 $ 79,412 $ 44,001
0.13%, 2/15/2052 74,271 40,213
0.25%, 2/15/2050 80,418 47,521
0.63%, 2/15/2043 89,926 68,249
0.75%, 2/15/2042 91,499 72,510
0.75%, 2/15/2045 87,799 65,421
0.88%, 2/15/2047 85,649 63,200
1.00%, 2/15/2048 83,842 62,781
1.00%, 2/15/2049 82,163 60,579
1.00%, 2/15/2046 87,257 67,238
1.38%, 2/15/2044 88,712 75,816
1.50%, 2/15/2053 69,553 55,641
2.13%, 2/15/2040 186,829 188,180
2.13%, 2/15/2041 184,396 184,143
2.13%, 2/15/2054 67,366 62,168
2.38%, 2/15/2055 65,521 63,959
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 75,661 75,242
0.13%, 7/15/2030 80,639 76,665
0.13%, 7/15/2031 77,140 72,031
0.63%, 7/15/2032 71,159 67,344
1.38%, 7/15/2033 68,076 67,023
1.63%, 10/15/2027 69,795 70,913
1.63%, 10/15/2029 65,707 67,007
1.88%, 7/15/2034 128,691 130,559
1.88%, 7/15/2035 125,759 126,777
2.38%, 10/15/2028 67,501 70,308
Total U.S. Treasury Obligations
(Cost $1,998,937) 2,045,489
Total Investments - 99.6%
(Cost $1,998,937) 2,045,489
Other assets less liabilities - 0.4% 7,831
NET ASSETS - 100.0% $2,053,320
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .6%
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,045 $ — $ 2,045
Total
Investments $ — $2,045 $ — $2,045
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97 .8%
Alaska - 2 .1%
Borough of North Slope
Series 2022A, G.O.
Unlimited,
5.00%, 6/30/2027 $ 100,000 $ 104,572
Delaware - 5 .6%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 180,000 184,821
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 50,000 54,624
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2030 35,000 39,067
278,512
District of Columbia - 1 .6%
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2029 75,000 81,076
Florida - 2 .2%
County of Broward Tourist
Development Tax, Series
2021, Revenue,
5.00%, 9/1/2030 40,000 44,539
State of Florida Turnpike
Authority, Series 2020B,
Revenue,
5.00%, 7/1/2029 60,000 65,679
110,218
Georgia - 0 .8%
Jackson County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 3/1/2030 35,000 38,870
Hawaii - 0 .8%
County of Maui Series 2020,
G.O. Unlimited, Refunding,
5.00%, 3/1/2030 35,000 38,824
Idaho - 1 .6%
Idaho Housing & Finance
Association Sales Tax,
Series 2023A, Revenue,
5.00%, 8/15/2029 75,000 82,405
Illinois - 6 .2%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2028 100,000 105,535
DuPage County School
District No. 41 Glen
Ellyn Series 2017, G.O.
Unlimited,
5.00%, 1/1/2027 150,000 154,842
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Illinois - 6.2% continued
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2030 $ 45,000 $ 49,514
309,891
Kansas - 4 .6%
City of Lawrence Series
2025A, G.O. Unlimited,
5.00%, 9/1/2030 40,000 44,856
Wyandotte County-Kansas
City Unified Government
Series 2021A, G.O.
Unlimited, AG Insured,
4.00%, 8/1/2026 185,000 187,226
232,082
Kentucky - 1 .7%
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 80,000 86,819
Maine - 2 .5%
City of Auburn Series 2021,
G.O. Unlimited,
4.00%, 11/1/2028 75,000 78,586
Maine Municipal Bond Bank
Series 2024A, Revenue,
5.00%, 11/1/2030 40,000 44,822
123,408
Maryland - 2 .8%
County of Baltimore Series
2021, G.O. Unlimited,
5.00%, 3/1/2030 40,000 44,427
State of Maryland Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 90,000 96,580
141,007
Michigan - 0 .8%
Otsego Public Schools Series
2020I, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2030 35,000 38,840
Minnesota - 3 .7%
City of Eagan Series 2024A,
G.O. Unlimited,
5.00%, 2/1/2030 40,000 44,386
County of Hennepin Series
2019B, G.O. Unlimited,
5.00%, 12/15/2028 85,000 92,104

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Minnesota - 3.7% continued
Nashwauk Keewatin
Independent School
District No. 319 Series
2022A, G.O. Unlimited,
Refunding, School District
Credit Enhancement
Program,
5.00%, 2/1/2030 $ 45,000 $ 49,895
186,385
Missouri - 1 .1%
Jackson County School
District No. 4 Blue
Springs Series 2024, G.O.
Unlimited, Refunding,
State Aid Direct Deposit,
5.00%, 3/1/2029 50,000 54,246
Nevada - 3 .8%
Nevada System of Higher
Education Series
2018A, Certificate of
Participation,
5.00%, 7/1/2026 185,000 188,442
New Hampshire - 3 .1%
City of Manchester Series
2020C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 35,000 39,320
State of New Hampshire
Series 2022A, G.O.
Unlimited,
5.00%, 3/1/2029 70,000 76,212
State of New Hampshire
Series 2023A, G.O.
Unlimited,
5.00%, 2/15/2030 35,000 38,865
154,397
North Carolina - 4 .0%
City of Winston-Salem Series
2022A, Revenue,
5.00%, 6/1/2030 40,000 44,668
State of North Carolina
Series 2019A, Revenue,
5.00%, 5/1/2027 150,000 156,122
200,790
North Dakota - 0 .5%
Fargo Park District Series
2022A, G.O. Unlimited,
5.00%, 5/1/2029 25,000 27,231
Ohio - 6 .7%
County of Hamilton Sales
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 12/1/2027 130,000 137,236
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Ohio - 6.7% continued
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 $ 40,000 $ 44,628
State of Ohio Adult
Correctional Building
Fund, Series 2019B,
Revenue,
5.00%, 10/1/2027 100,000 105,135
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 45,000 49,829
336,828
South Dakota - 0 .9%
Mitchell School District
No. 17-2 Series 2024,
G.O. Limited, State Aid
Withholding,
5.00%, 8/1/2030 40,000 44,509
Tennessee - 4 .7%
City of Morristown Series
2019B, G.O. Unlimited,
5.00%, 6/1/2027 150,000 156,304
County of Maury Series 2025,
G.O. Unlimited,
5.00%, 4/1/2028 75,000 79,724
236,028
Texas - 12 .0%
Barbers Hill Independent
School District Series
2020, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2028 75,000 79,500
City of Mansfield Series
2025, G.O. Limited,
Refunding,
5.00%, 2/15/2029 60,000 65,073
Crowley Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2028 95,000 101,738
Fort Worth Independent
School District Series
2019B, G.O. Unlimited,
Refunding,
5.00%, 2/15/2028 100,000 105,889
Goose Creek Consolidated
Independent School
District Series 2019A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2027 140,000 145,075
Tomball Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 45,000 49,782

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Texas - 12.0% continued
Tomball Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 $ 50,000 $ 54,171
601,228
Utah - 5 .3%
Canyons School District
Series 2021B, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2029 75,000 82,131
Canyons School District
Series 2022, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2030 40,000 44,722
Central Valley Water
Reclamation Facility
Sewer, Series 2021C,
Revenue,
5.00%, 3/1/2029 55,000 59,692
North Davis County Sewer
District Series 2024,
Revenue,
5.00%, 3/1/2029 75,000 81,604
268,149
Virginia - 3 .2%
City of Virginia Beach Series
2024C, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 2/1/2028 75,000 79,647
Commonwealth of Virginia
Series 2018A, G.O.
Unlimited,
5.00%, 6/1/2028 75,000 80,349
159,996
Washington - 5 .8%
City of Seattle Series 2025,
G.O. Limited, Refunding,
5.00%, 6/1/2029 60,000 65,693
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
4.00%, 9/1/2030 45,000 48,297
King County School District
No. 411 Issaquah Series
2024, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 40,000 45,020
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2030 45,000 49,792
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.8% continued
Washington - 5.8% continued
State of Washington Series
2021F, G.O. Unlimited,
5.00%, 6/1/2028 $ 75,000 $ 80,148
288,950
Wisconsin - 9 .7%
County of Milwaukee Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 185,000 189,585
Sheboygan Area School
District G.O. Unlimited,
5.00%, 3/1/2030 40,000 44,279
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2029 60,000 65,547
Wisconsin Department of
Transportation Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2026 185,000 188,554
487,965
Total Municipal Bonds
(Cost $4,897,509) 4,901,668
Total Investments - 97.8%
(Cost $4,897,509) 4,901,668
Other assets less liabilities - 2.2% 111,305
NET ASSETS - 100.0% $5,012,973
Percentages shown are based on Net Assets.
Abbreviations
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 97 .8%
Others
(1)
2 .2
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 4,902 $ — $ 4,902
Total
Investments $ — $4,902 $ — $4,902
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97 .5%
Alabama - 0 .5%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.00%, 8/1/2035 $ 20,000 $ 23,078
Alaska - 2 .1%
Borough of North Slope
Series 2024B, G.O.
Unlimited,
5.00%, 6/30/2028 100,000 106,870
California - 1 .5%
City of Glendale Electric,
Series 2024-2, Revenue,
5.00%, 2/1/2033 55,000 64,209
Peralta Community College
District Series 2025, G.O.
Unlimited, Refunding,
5.00%, 8/1/2035 10,000 11,923
76,132
Colorado - 0 .4%
Adams & Arapahoe Counties
Joint School District
28J Aurora Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 15,000 18,218
Delaware - 2 .2%
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2026 80,000 81,189
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2034 25,000 29,254
110,443
District of Columbia - 4 .3%
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 125,000 136,353
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2035 20,000 23,231
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2023A,
Revenue,
5.00%, 7/15/2032 50,000 56,871
216,455
Florida - 9 .5%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2031 50,000 56,370
City of Port St. Lucie Series
2023, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 35,000 40,643
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Florida - 9.5% continued
City of Tallahassee
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2030 $ 110,000 $ 123,607
5.00%, 10/1/2035 10,000 11,568
County of St. Johns
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2035 10,000 11,614
Jacksonville Transportation
Authority Series 2024,
Revenue, Refunding,
5.00%, 8/1/2032 55,000 62,657
State of Florida Series 2021B,
G.O. Unlimited, Refunding,
5.00%, 6/1/2031 35,000 39,736
State of Florida Board of
Public Education, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2034 40,000 46,730
State of Florida Series
2024A, G.O. Unlimited,
5.00%, 7/1/2033 55,000 63,674
State of Florida Turnpike
Authority, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2034 25,000 29,010
485,609
Georgia - 1 .8%
Georgia State Road & Tollway
Authority GARVEE, Series
2017A, Revenue,
5.00%, 6/1/2026 90,000 91,539
Illinois - 3 .3%
City of Chicago Wastewater
Transmission, Series
2024B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2034 40,000 45,521
Lake County Community
Consolidated School
District No. 34 Antioch
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2035 20,000 22,853
Lake County School District
No. 112 North Shore
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 60,000 68,720
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 20,000 23,719
160,813

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Indiana - 1 .4%
Indiana Municipal Power
Agency Series 2025A,
Revenue, Refunding, AG
Insured,
5.00%, 1/1/2035 $ 15,000 $ 17,340
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2032 50,000 56,692
74,032
Maryland - 3 .5%
City of Baltimore Wastewater
Projects, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2026 130,000 132,301
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2034 40,000 46,630
178,931
Massachusetts - 1 .8%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 55,000 63,859
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 20,000 23,691
87,550
Michigan - 8 .3%
Allegan Public School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 23,036
Ann Arbor School District
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 5/1/2035 10,000 11,518
County of Oakland Series
2025, G.O. Limited,
5.00%, 1/1/2035 10,000 11,653
Grosse Ile Township School
District Series 2025II,
G.O. Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2035 10,000 11,518
Inland Lakes Schools Series
2024, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2031 75,000 84,462
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Michigan - 8.3% continued
Linden Community School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 $ 10,000 $ 11,608
Livonia Public Schools
School District, Series
2025III, G.O. Unlimited,
AG Insured,
5.00%, 5/1/2035 10,000 11,473
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 20,000 23,174
Redford Union School District
No. 1 Series 2023II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2031 55,000 61,938
Saline Area Schools Series II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 23,036
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2033 55,000 64,186
Three Rivers Community
Schools Series 2023II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2032 70,000 79,555
417,157
Nebraska - 2 .4%
City of Omaha Series 2022,
G.O. Unlimited,
5.00%, 4/15/2031 50,000 56,357
Douglas County School
District No. 17 Series
2024, G.O. Unlimited,
Refunding,
5.00%, 6/15/2034 40,000 46,101
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2035 15,000 17,470
119,928
Nevada - 6 .9%
Clark County School District
Series 2019A, G.O.
Limited, AG Insured,
5.00%, 6/15/2027 115,000 120,087
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 20,000 23,167

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Nevada - 6.9% continued
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 $ 125,000 $ 136,767
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2033 55,000 63,513
343,534
New Jersey - 1 .3%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 60,000 67,363
New Mexico - 5 .5%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022A, Revenue,
5.00%, 6/1/2031 70,000 79,195
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2027 75,000 78,078
New Mexico Finance
Authority State
Transportation, Series
2024A, Revenue,
Refunding,
5.00%, 6/15/2027 115,000 119,973
277,246
New York - 2 .4%
County of Dutchess Series
2024A, G.O. Limited,
4.00%, 4/1/2030 110,000 118,717
North Carolina - 0 .5%
County of Union Public
Improvement, Series
2025B, G.O. Unlimited,
5.00%, 9/1/2035 20,000 23,450
Ohio - 3 .7%
State of Ohio Series 2022A,
G.O. Unlimited, Refunding,
4.00%, 9/1/2026 60,000 60,870
State of Ohio Series 2020A,
Revenue, Refunding,
5.00%, 12/1/2029 100,000 110,396
State of Ohio Administrative
Building Fund, Series
2025A, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,463
188,729
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Tennessee - 1 .7%
City of Memphis Series
2020A, G.O. Unlimited,
5.00%, 12/1/2026 $ 85,000 $ 87,535
Texas - 13 .6%
Bishop Consolidated
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2035 15,000 17,234
City of Brownsville Series
2023, G.O. Limited,
5.00%, 2/15/2032 60,000 67,521
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2035 15,000 17,259
City of Mansfield Series
2024, G.O. Limited,
5.00%, 2/15/2033 55,000 63,201
City of Sachse Series 2024,
G.O. Limited,
5.00%, 2/15/2032 50,000 56,423
City of Waco Series 2025,
G.O. Limited,
5.00%, 2/1/2035 20,000 22,907
Comanche Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 40,000 46,108
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2028 125,000 134,295
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 55,000 63,148
El Paso Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 95,000 104,104
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 80,000 85,911
Wichita Falls Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2035 10,000 11,555
689,666

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Utah - 1 .2%
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.00%, 6/1/2032 $ 55,000 $ 62,453
Washington - 8 .5%
City of Bothell Series 2024C,
G.O. Limited, Refunding,
5.00%, 12/1/2034 40,000 46,497
King County School District
No. 405 Bellevue Series
2021B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 140,000 151,332
King County School District
No. 410 Snoqualmie
Valley Series 2025, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 63,412
5.00%, 12/1/2034 40,000 46,742
State of Washington Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 10,000 11,649
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2034 40,000 46,462
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 40,000 46,299
Washington State University
Series 2025, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,321
429,714
Wisconsin - 9 .2%
Central Brown County Water
Authority Water System,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2035 20,000 22,800
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 110,000 121,774
County of Racine Series
2025A, G.O. Unlimited,
4.00%, 3/1/2030 115,000 122,267
Neenah Joint School District
G.O. Unlimited,
5.00%, 3/1/2027 140,000 145,068
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.5% continued
Wisconsin - 9.2% continued
Whitnall School District
Series 2024, G.O.
Unlimited,
5.00%, 3/1/2031 $ 50,000 $ 56,050
467,959
Total Municipal Bonds
(Cost $4,882,897) 4,923,121
Total Investments - 97.5%
(Cost $4,882,897) 4,923,121
Other assets less liabilities - 2.5% 127,338
NET ASSETS - 100.0% $5,050,459
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 97 .5%
Others
(1)
2 .5
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 4,923 $ — $ 4,923
Total
Investments $ — $4,923 $ — $4,923
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .1%
Alabama - 1 .1%
Auburn University Series
2025A, Revenue,
5.00%, 6/1/2045 $ 10,000 $ 10,552
Madison County Board of
Education Capital Outlay,
Series 2025A, Revenue,
5.00%, 9/1/2037 95,000 106,391
116,943
Arizona - 1 .7%
Arizona Board of Regents
University of Arizona (The)
SPEED Fund, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 8/1/2044 25,000 26,282
City of Buckeye Series 2025,
G.O. Unlimited,
5.00%, 7/1/2045 10,000 10,569
City of Lake Havasu City
Wastewater System,
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 7/1/2041 45,000 48,917
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 65,000 71,727
5.00%, 7/1/2045 10,000 10,569
168,064
California - 4 .9%
Bay Area Toll Authority Toll
Bridge, Series 2025F1,
Revenue, Refunding,
5.00%, 4/1/2043 40,000 43,836
California Educational
Facilities Authority
Chapman University,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2042 30,000 32,460
Desert Sands Unified School
District Election of
2024, Series 2025, G.O.
Unlimited,
5.00%, 8/1/2040 40,000 45,268
Folsom Cordova Unified
School District Election of
2024, Series 2025A, G.O.
Unlimited,
5.50%, 10/1/2042 50,000 57,058
Los Angeles Department of
Water & Power Water and
Power System, Series
2021C, Revenue,
5.00%, 7/1/2028 250,000 266,070
Los Angeles Unified School
District Series 2024QRR,
G.O. Unlimited,
5.00%, 7/1/2044 25,000 27,058
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
California - 4.9% continued
San Diego Community
College District Series
2025A1, G.O. Unlimited,
5.00%, 8/1/2041 $ 25,000 $ 27,929
499,679
Delaware - 1 .0%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 95,000 97,545
District of Columbia - 1 .7%
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 88,615
5.00%, 6/1/2039 80,000 88,898
177,513
Florida - 6 .6%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2033 135,000 155,186
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2045 10,000 10,474
County of Sarasota Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2044 25,000 26,444
5.00%, 10/1/2045 15,000 15,801
Florida Atlantic University
Finance Corp. Student
Housing Project, Series
2024, Revenue,
5.00%, 7/1/2042 50,000 52,867
Jacksonville Electric
Authority Electric System,
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2035 60,000 68,736
Jacksonville Electric
Authority Electric System,
Series 2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2038 25,000 27,700
Jacksonville Electric
Authority Water & Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2045 15,000 15,933
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2045 15,000 15,743
State of Florida Board of
Public Education, Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 85,000 94,919

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Florida - 6.6% continued
State of Florida Board of
Public Education, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2031 $ 110,000 $ 124,885
State of Florida Turnpike
Authority, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 76,424
685,112
Hawaii - 1 .0%
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 95,000 97,450
Idaho - 1 .2%
Idaho Housing & Finance
Association Sales Tax,
Series 2025A, Revenue,
5.00%, 8/15/2045 10,000 10,633
Idaho State Building
Authority School
Modernization Facilities,
Series 2025A, Revenue,
5.00%, 6/1/2026 115,000 116,928
127,561
Illinois - 5 .3%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2045 15,000 15,727
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2042 40,000 42,082
DuPage County High School
District No. 87 Glenbard
Series 2025, G.O.
Unlimited,
5.00%, 1/1/2039 25,000 27,316
Illinois State Toll Highway
Authority Toll Highway,
Series 2019C, Revenue,
Refunding,
5.00%, 1/1/2027 85,000 87,543
Lake County Forest
Preservation District
Series 2019, G.O.
Unlimited, Refunding,
5.00%, 12/15/2027 5,000 5,275
Lake County Township
High School District No.
113-Highland Park Series
2025, G.O. Unlimited,
5.00%, 1/1/2034 55,000 63,326
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Illinois - 5.3% continued
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 $ 120,000 $ 142,313
Regional Transportation
Authority Series 2025A,
Revenue,
5.00%, 6/1/2042 25,000 26,628
5.00%, 6/1/2044 15,000 15,768
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.00%, 1/1/2029 30,000 32,099
State of Illinois Sales Tax,
Series 2025C, Revenue,
5.00%, 6/15/2042 50,000 52,676
5.00%, 6/15/2043 30,000 31,384
542,137
Indiana - 1 .2%
Greater Martinsville School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2038 65,000 72,221
5.00%, 1/15/2044 25,000 25,898
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2033 5,000 5,722
Wawasee High School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2034 5,000 5,615
109,456
Iowa - 3 .8%
Iowa Finance Authority
Series 2025A, Revenue,
5.00%, 8/1/2036 75,000 86,392
5.00%, 8/1/2039 110,000 123,094
5.00%, 8/1/2040 65,000 72,022
5.00%, 8/1/2041 40,000 43,880
5.00%, 8/1/2042 30,000 32,599
5.00%, 8/1/2044 25,000 26,718
384,705
Kansas - 2 .1%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 185,000 211,687

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Kentucky - 1 .7%
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2027 $ 100,000 $ 104,050
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2043 35,000 37,232
5.00%, 4/1/2044 30,000 31,736
173,018
Maryland - 3 .2%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2031 50,000 56,723
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 230,000 263,238
319,961
Massachusetts - 3 .4%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2039 55,000 61,698
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 85,000 98,691
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2045 15,000 15,886
Massachusetts Development
Finance Agency Harvard
University, Series 2025A2,
Revenue, Mandatory Put,
5.00%, 5/15/2055 (a)(b) 60,000 69,608
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 75,000 88,840
334,723
Michigan - 5 .8%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,745
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Michigan - 5.8% continued
DeWitt Public Schools Series
2025III, G.O. Unlimited,
Refunding, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 $ 30,000 $ 32,673
Ferndale Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 35,000 37,310
Ferris State University
Series 2025A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2037 130,000 145,391
Forest Hills Public Schools
Series 2025-1, G.O.
Unlimited,
5.00%, 5/1/2045 15,000 15,853
Gobles Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2044 25,000 25,874
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2045 15,000 15,602
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 40,000 42,562
5.00%, 5/1/2045 15,000 15,817
Lansing School District
Series 2025II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,566
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 5,000 5,793
Romeo Community School
District Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 30,000 31,271
Utica Community Schools
Series 2024, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2034 50,000 57,513
Warren Consolidated
Schools Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 55,000 59,900
5.00%, 5/1/2045 10,000 10,585

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Michigan - 5.8% continued
Watervliet Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 $ 15,000 $ 15,472
Wyandotte City School
District Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2041 55,000 59,579
602,506
Minnesota - 2 .0%
Minneapolis Special School
District No. 1 Long Term
Facilities Maintenance,
Series 2018B, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2027 85,000 87,945
St. Paul Independent School
District No. 625 Series
2024B, G.O. Unlimited,
School District Credit
Enhancement Program,
5.00%, 2/1/2031 100,000 112,737
200,682
Missouri - 1 .5%
Marion County School
District No. 60 Series
2025A, G.O. Unlimited,
Refunding, State Aid
Direct Deposit,
5.88%, 3/1/2038 25,000 29,828
Missouri Joint Municipal
Electric Utility
Commission Latan 2
Project, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2038 115,000 126,982
156,810
Nebraska - 0 .2%
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2045 25,000 26,391
Nevada - 1 .3%
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 55,000 63,710
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Nevada - 1.3% continued
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 $ 75,000 $ 76,852
140,562
New Hampshire - 0 .8%
State of New Hampshire
Series 2022A, G.O.
Unlimited,
5.00%, 3/1/2029 80,000 87,099
New Jersey - 2 .7%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 195,000 218,929
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2042 50,000 53,151
272,080
New York - 7 .9%
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2045 10,000 10,471
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 70,000 77,279
5.00%, 2/1/2043 35,000 37,387
City of New York Series
2026A1, G.O. Unlimited,
5.00%, 8/1/2040 95,000 104,145
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2045 10,000 10,494
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2040 45,000 49,421
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2042 30,000 32,348
5.00%, 11/1/2044 20,000 21,203
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2045 10,000 10,564

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
New York - 7.9% continued
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2045 $ 15,000 $ 15,746
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2045 10,000 10,520
New York State Dormitory
Authority Dormitory
Facilities, Series 2025A,
Revenue,
5.00%, 7/1/2045 10,000 10,500
New York State Dormitory
Authority Personal Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 3/15/2043 35,000 37,375
5.00%, 7/1/2045 10,000 10,483
5.00%, 3/15/2045 10,000 10,528
New York State
Environmental Facilities
Corp. New York City
Municipal Water Finance
Authority, Series 2025C,
Revenue, Refunding,
5.00%, 6/15/2038 30,000 34,154
Triborough Bridge & Tunnel
Authority TBTA Capital
Lockbox, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 31,812
5.00%, 12/1/2045 10,000 10,481
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2045 15,000 15,912
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 250,000 276,801
817,624
North Carolina - 2 .5%
County of Wake Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2032 220,000 254,112
Ohio - 2 .9%
American Municipal
Power, Inc. Combined
Hydroelectric Project,
Series 2024A, Revenue,
Refunding,
5.00%, 2/15/2044 25,000 26,123
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Ohio - 2.9% continued
Hilliard School District Series
2025, G.O. Unlimited,
5.00%, 12/1/2038 $ 25,000 $ 28,023
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2027 95,000 98,938
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 120,000 132,877
285,961
Oklahoma - 0 .8%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.00%, 7/1/2041 50,000 54,272
Oklahoma Turnpike Authority
Series 2025A, Revenue,
5.00%, 1/1/2044 25,000 26,571
80,843
Oregon - 0 .7%
Oregon City School District
No. 62 Series 2025B, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2044 25,000 26,529
5.00%, 6/15/2045 10,000 10,567
State of Oregon Series
2025G, G.O. Unlimited,
Refunding,
5.00%, 8/1/2037 30,000 34,297
71,393
Pennsylvania - 0 .8%
Pennsylvania Turnpike
Commission Series 2024,
Revenue, Refunding,
5.00%, 12/1/2044 25,000 26,538
Pennsylvania Turnpike
Commission Series
2024C, Revenue,
5.00%, 12/1/2045 15,000 15,847
Pennsylvania Turnpike
Commission Series
2025A, Revenue,
5.00%, 12/1/2041 35,000 38,113
80,498
South Carolina - 0 .8%
City of Charleston Series
2025B, G.O. Unlimited,
State Aid Withholding,
5.00%, 9/1/2034 65,000 76,271

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
South Carolina - 0.8% continued
Clemson University Athletic
Facilities, Series 2025A,
Revenue,
5.00%, 5/1/2045 $ 15,000 $ 15,980
South Carolina
Transportation
Infrastructure Bank
Series 2021A, Revenue,
Refunding,
4.00%, 10/1/2028 5,000 5,226
97,477
Tennessee - 0 .0% (c)
City of Memphis Electric
System, Series 2020A,
Revenue,
5.00%, 12/1/2029 5,000 5,514
Texas - 13 .7%
Celina Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 30,000 32,967
City of Grand Prairie Series
2025, G.O. Limited,
5.00%, 2/15/2040 35,000 38,098
5.00%, 2/15/2041 65,000 70,154
5.00%, 2/15/2042 50,000 53,535
5.00%, 2/15/2044 25,000 26,485
City of Grand Prairie Water
& Wastewater System,
Series 2025, Revenue,
5.00%, 1/15/2037 50,000 56,064
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2043 25,000 26,512
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2038 75,000 82,063
5.00%, 2/1/2044 25,000 26,246
City of San Antonio Electric
& Gas Systems, Series
2024E, Revenue,
Refunding,
5.00%, 2/1/2038 5,000 5,471
County of Ector Series 2024,
G.O. Limited,
5.00%, 2/15/2044 25,000 26,266
Georgetown Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2043 45,000 47,819
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2037 65,000 73,915
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Texas - 13.7% continued
Leander Independent School
District Series 2025A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2040 $ 50,000 $ 54,865
Lower Colorado River
Authority LCRA
Transmission Services,
Series 2025, Revenue,
Refunding,
5.00%, 5/15/2044 25,000 26,021
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 85,000 95,057
5.00%, 2/15/2038 25,000 27,674
Mansfield Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 125,000 141,640
North Texas Tollway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2045 10,000 10,482
Northwest Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2043 40,000 42,410
Quitman Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2036 135,000 152,275
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2036 120,000 137,169
5.00%, 8/1/2040 35,000 38,214
5.00%, 8/1/2041 20,000 21,611
San Antonio Water System
Series 2025B, Revenue,
Refunding,
5.00%, 5/15/2039 45,000 49,696
Temple Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/1/2038 35,000 39,012
1,401,721
Utah - 1 .0%
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2033 85,000 99,062

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Washington - 9 .1%
City of Tacoma Electric
System, Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2044 $ 15,000 $ 15,859
City of Tacoma Electric
System, Series 2025A,
Revenue,
5.00%, 1/1/2045 10,000 10,553
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,497
County of King Series 2023A,
G.O. Limited, Refunding,
5.00%, 12/1/2032 5,000 5,768
County of King Series 2025A,
G.O. Limited,
5.00%, 12/1/2042 50,000 54,171
County of King Sewer,
Series 2024B, Revenue,
Refunding,
5.00%, 7/1/2045 10,000 10,561
Energy Northwest Columbia
Generating Station,
Series 2023A, Revenue,
Refunding,
4.00%, 7/1/2030 5,000 5,344
Energy Northwest Columbia
Generating Station,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2043 40,000 42,799
King County School District
No. 401 Highline Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2040 25,000 27,484
Pierce County School District
No. 320 Sumner Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 30,000 33,474
Seattle Museum
Development Authority
Series 2024, Revenue,
Refunding,
5.00%, 4/1/2028 200,000 212,854
Snohomish County Public
Utility District No. 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 12/1/2045 15,000 15,947
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2033 50,000 57,551
State of Washington Series
2024B, G.O. Unlimited,
5.00%, 6/1/2033 95,000 109,630
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Washington - 9.1% continued
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2035 $ 80,000 $ 93,171
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 95,000 109,960
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2043 30,000 32,139
5.00%, 4/1/2044 25,000 26,633
University of Washington
Series 2025C, Revenue,
Refunding,
5.00%, 1/1/2039 40,000 44,649
919,044
Wisconsin - 3 .7%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 245,000 271,224
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 90,000 98,320
369,544
Total Municipal Bonds
(Cost $9,835,063) 10,014,477
Total Investments - 98.1%
(Cost $9,835,063) 10,014,477
Other assets less liabilities - 1.9% 191,917
NET ASSETS - 100.0% $10,206,394
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of September 30, 2025.
(b) Maturity date represents the puttable date.
(c) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .1%
Others
(1)
1 .9
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 10,014 $ — $ 10,014
Total
Investments $ — $10,014 $ — $10,014
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF

Schedule of Investments
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .4%
Alabama - 0 .8%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.25%, 8/1/2055 $ 75,000 $ 79,747
California - 4 .7%
California Educational
Facilities Authority
Chapman University,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2045 25,000 26,327
City of San Jose Series
2025A, G.O. Unlimited,
5.00%, 9/1/2050 35,000 37,179
Folsom Cordova Unified
School District Election of
2024, Series 2025A, G.O.
Unlimited,
5.00%, 10/1/2047 40,000 42,587
Los Angeles Unified School
District Series 2024QRR,
G.O. Unlimited,
5.00%, 7/1/2044 125,000 135,289
Redding Joint Powers
Financing Authority
Electric System, Series
2025A, Revenue,
5.00%, 6/1/2055 50,000 52,145
San Diego Community
College District Series
2025A1, G.O. Unlimited,
5.00%, 8/1/2055 50,000 52,917
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
5.00%, 8/1/2045 25,000 26,978
University of California Series
2025CC, Revenue,
5.00%, 5/15/2047 95,000 102,065
475,487
Colorado - 1 .4%
City & County of Denver
Series 2024B, G.O.
Unlimited,
5.00%, 8/1/2042 60,000 64,600
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2055 75,000 80,111
144,711
District of Columbia - 1 .2%
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2046 70,000 73,662
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
District of Columbia - 1.2% continued
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2025A,
Revenue,
5.25%, 7/15/2055 $ 50,000 $ 52,706
126,368
Florida - 6 .8%
County of Miami-Dade
Series 2016B, Revenue,
Refunding,
5.00%, 4/1/2026 50,000 50,622
County of Miami-Dade Water
& Sewer, Series 2024A,
Revenue,
5.00%, 10/1/2049 65,000 68,005
County of Pasco Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2037 170,000 190,673
5.00%, 10/1/2055 50,000 51,807
Duval County School Board
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2029 90,000 98,079
Peace River Manasota
Regional Water Supply
Authority Series 2025A,
Revenue,
5.50%, 10/1/2055 75,000 81,190
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2043 85,000 91,301
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 50,000 52,300
683,977
Georgia - 2 .6%
Downtown Smyrna
Development Authority
Smyrna Project, Series
2021, Revenue,
5.00%, 2/1/2028 175,000 185,761
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.00%, 7/1/2055 75,000 78,341
264,102

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Illinois - 4 .5%
Lake County Community
Consolidated School
District No. 34 Antioch
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2036 $ 50,000 $ 56,666
Lake County School District
No. 112 North Shore
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 80,000 91,627
Metropolitan Water
Reclamation District of
Greater Chicago Series
2024A, G.O. Limited,
5.00%, 12/1/2042 30,000 32,012
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2036 55,000 61,936
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 135,000 146,727
University of Illinois Auxiliary
Facilities System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2055 75,000 77,261
466,229
Indiana - 0 .9%
Indiana Finance Authority
Series 2019A, Revenue,
5.00%, 2/1/2028 85,000 90,174
Iowa - 2 .2%
Iowa Finance Authority
Series 2025A, Revenue,
5.00%, 8/1/2040 85,000 94,183
5.00%, 8/1/2045 60,000 63,766
Iowa Finance Authority
Series 2025C, Revenue,
Refunding,
5.00%, 8/1/2041 65,000 71,584
229,533
Kansas - 2 .2%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 200,000 228,851
Maryland - 8 .5%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2033 140,000 162,415
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Maryland - 8.5% continued
County of Anne Arundel
Water and Sewer, Series
2025B, G.O. Limited,
Refunding,
5.00%, 10/1/2038 $ 135,000 $ 152,850
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 250,000 286,128
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2037 65,000 74,412
State of Maryland Series
2025A, G.O. Unlimited,
5.00%, 6/1/2038 175,000 198,883
874,688
Massachusetts - 8 .1%
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2049 40,000 41,845
5.00%, 5/1/2047 90,000 94,748
5.00%, 5/1/2048 70,000 73,405
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2055 50,000 52,176
Commonwealth of
Massachusetts Series
2024I, G.O. Unlimited,
5.00%, 12/1/2048 30,000 31,540
Commonwealth of
Massachusetts Series
2025B, G.O. Unlimited,
5.00%, 6/1/2036 125,000 144,653
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2048 30,000 31,608
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2046 45,000 47,479
5.00%, 7/1/2048 30,000 31,547
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.25%, 7/1/2055 75,000 80,038
Massachusetts Development
Finance Agency Harvard
University, Series 2025A2,
Revenue, Mandatory Put,
5.00%, 5/15/2055 (a)(b) 170,000 197,224
826,263

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Michigan - 4 .2%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2055 $ 50,000 $ 51,579
Great Lakes Water Authority
Sewage Disposal System,
Series 2025C, Revenue,
5.50%, 7/1/2055 50,000 53,801
Ingham County Building
Authority Community
Mental Health Building,
Series 2024, Revenue,
BAM Insured,
5.00%, 8/1/2046 60,000 62,865
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 65,000 69,163
5.00%, 5/1/2045 90,000 94,901
Okemos Public Schools
Series 2024II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2042 40,000 42,996
Redford Union School District
No. 1 Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
6.00%, 11/1/2031 50,000 58,894
434,199
Nebraska - 1 .0%
Omaha Public Power District
Electric, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2033 90,000 103,909
Nevada - 0 .5%
Las Vegas Valley Water
District Series 2025A,
G.O. Limited,
5.25%, 6/1/2055 50,000 53,041
New Hampshire - 0 .5%
New Hampshire Municipal
Bond Bank Series 2020A,
Revenue,
5.00%, 2/15/2029 50,000 54,213
New Jersey - 0 .8%
New Jersey Turnpike
Authority Series 2025A,
Revenue,
5.25%, 1/1/2055 75,000 79,714
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
New Mexico - 0 .5%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022B, Revenue,
5.00%, 6/1/2027 $ 50,000 $ 52,052
New York - 14 .7%
City of New York Series
2025C1, G.O. Unlimited,
5.25%, 9/1/2050 30,000 31,724
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2044 30,000 31,838
Metropolitan Transportation
Authority Dedicated Tax
Fund, Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2049 35,000 36,406
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2025BB, Revenue,
5.25%, 6/15/2050 70,000 74,829
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 35,000 36,295
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.25%, 5/1/2048 30,000 31,798
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2050 25,000 25,961
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2036 80,000 91,032
5.00%, 11/1/2040 50,000 54,912
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2040 175,000 192,931
New York State Dormitory
Authority Personal Income
Tax, Series 2024A,
Revenue, Refunding,
5.25%, 3/15/2049 45,000 47,560
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2047 85,000 88,654

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
New York - 14.7% continued
New York State
Environmental Facilities
Corp. New York City
Municipal Water Finance
Authority, Series 2025C,
Revenue, Refunding,
5.00%, 6/15/2055 $ 75,000 $ 79,166
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 175,000 195,691
Town of Islip Series 2025,
G.O. Limited, Refunding,
5.00%, 10/15/2026 160,000 164,756
Triborough Bridge & Tunnel
Authority TBTA Capital
Lockbox, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 31,812
5.00%, 12/1/2045 110,000 115,294
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 170,000 188,225
1,518,884
North Carolina - 2 .2%
City of Charlotte Airport,
Series 2025A, Revenue,
Refunding,
5.25%, 7/1/2055 50,000 53,477
City of Salisbury Enterprise
System, Series 2020,
Revenue, Refunding,
5.00%, 2/1/2027 65,000 67,235
State of North Carolina
Series 2025A, Revenue,
5.00%, 5/1/2026 100,000 101,457
222,169
Oklahoma - 0 .5%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 50,000 53,187
Oregon - 0 .8%
Washington & Multnomah
Counties School District
No. 48J Beaverton Series
2025B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 6/15/2050 75,000 78,674
Pennsylvania - 2 .4%
Pennsylvania State University
(The) Series 2025A,
Revenue, Refunding,
5.50%, 9/1/2055 50,000 54,486
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Pennsylvania - 2.4% continued
Pennsylvania Turnpike
Commission Series 2025-
2, Revenue, Refunding,
5.00%, 12/1/2043 $ 105,000 $ 112,469
Pennsylvania Turnpike
Commission Series
2025A, Revenue,
5.25%, 12/1/2055 75,000 79,501
246,456
South Carolina - 1 .2%
Corp. ForGreer City
Improvement Projects,
Series 2025, Revenue,
5.00%, 9/1/2055 75,000 77,019
Fort Mill School District No.
4 Series 2017E, G.O.
Unlimited, Refunding,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2028 50,000 53,145
130,164
South Dakota - 0 .8%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 75,000 78,328
Tennessee - 0 .5%
City of Memphis Series 2020,
G.O. Unlimited, Refunding,
5.00%, 5/1/2027 50,000 52,048
Texas - 13 .0%
Anna Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2035 75,000 86,010
Argyle Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 8/15/2055 75,000 80,110
Bellville Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 110,000 126,796
City of Lubbock Electric Light
& Power System, Series
2021, Revenue,
5.00%, 4/15/2030 250,000 276,072
County of Harris Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 9/15/2041 170,000 183,734

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Texas - 13.0% continued
Ferris Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 $ 50,000 $ 52,120
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2044 35,000 36,932
Ira Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 60,000 66,324
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 65,000 74,940
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 75,000 83,874
Rockwall Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2032 60,000 68,485
Roma Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 65,000 73,016
Taylor Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 50,000 56,166
Texas Tech University
System Series 2025A,
Revenue, Refunding,
5.00%, 2/15/2050 75,000 77,833
1,342,412
Utah - 1 .5%
Canyons School District
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 50,000 52,229
County of Salt Lake Sales
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 2/1/2027 45,000 46,565
Timpanogos Special Service
District Series 2024,
Revenue, Refunding,
5.00%, 6/1/2049 50,000 52,380
151,174
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Virginia - 0 .5%
Virginia Port Authority Series
2025, Revenue,
5.25%, 7/1/2055 $ 50,000 $ 52,748
Washington - 7 .3%
City of Seattle Municipal
Light & Power, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2046 80,000 83,888
County of King Series 2024A,
G.O. Limited, Refunding,
5.00%, 12/1/2042 35,000 37,679
Energy Northwest Columbia
Generating Station,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2043 25,000 26,749
King & Snohomish Counties
School District No. 417
Northshore Series 2024,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 25,000 26,706
King County School District
No. 401 Highline Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2041 75,000 81,608
5.00%, 12/1/2044 120,000 127,711
Pierce County School District
No. 320 Sumner Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2042 75,000 80,569
Snohomish County School
District No. 15 Edmonds
Series 2024, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 45,000 48,138
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2048 70,000 73,438
State of Washington Series
2024D, G.O. Unlimited,
5.00%, 6/1/2048 50,000 52,362
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2046 25,000 26,418
State of Washington Series
2025C, G.O. Unlimited,
5.00%, 2/1/2046 30,000 31,783
State of Washington Series
2025D, G.O. Unlimited,
5.00%, 6/1/2049 40,000 42,117
739,166

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.4% continued
Wisconsin - 1 .6%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2031 $ 145,000 $ 162,801
Total Municipal Bonds
(Cost $9,870,832) 10,095,469
Total Investments - 98.4%
(Cost $9,870,832) 10,095,469
Other assets less liabilities - 1.6% 159,708
NET ASSETS - 100.0% $10,255,177
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of September 30, 2025.
(b) Maturity date represents the puttable date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .4%
Others
(1)
1 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 10,095 $ — $ 10,095
Total
Investments $ — $10,095 $ — $10,095
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Intermediate Tax-Exempt Bond ETF

SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .5%
Alabama - 1 .8%
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2035 $ 85,000 $ 92,328
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055 (a)(b) 50,000 53,889
146,217
Arizona - 1 .1%
Arizona Industrial
Development Authority
Lincoln South Beltway
Project, Series 2020,
Revenue,
5.00%, 11/1/2031 15,000 16,985
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 30,000 33,105
Maricopa County Special
Health Care District
Integrated Health
Services, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2032 20,000 21,175
Maricopa County Special
Health Care District Series
2021D, G.O. Unlimited,
5.00%, 7/1/2033 20,000 22,259
93,524
California - 11 .2%
California State Public Works
Board Various Capital
Projects, Series 2016C,
Revenue, Refunding,
5.00%, 11/1/2034 40,000 40,789
City of Los Angeles Solid
Waste Resources, Series
2023A, Revenue,
5.00%, 2/1/2038 75,000 84,229
City of Riverside Electric,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2034 20,000 21,459
Contra Costa Transportation
Authority Sales Tax,
Series 2021A, Revenue,
Refunding,
4.00%, 3/1/2032 15,000 16,291
County of Santa Clara Series
2017C, G.O. Unlimited,
Refunding,
3.25%, 8/1/2039 20,000 18,348
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 11.2% continued
Imperial Irrigation District
Electric System, Series
2016C, Revenue,
Refunding,
5.00%, 11/1/2037 $ 25,000 $ 25,175
Kern Community College
District Election of 2016,
Series 2023E, G.O.
Unlimited, Refunding,
5.00%, 8/1/2038 50,000 56,009
Los Angeles Community
College District Election of
2008, Series 2022L, G.O.
Unlimited,
5.00%, 8/1/2035 15,000 17,231
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax, Series 2021A,
Revenue,
4.00%, 6/1/2034 20,000 21,304
5.00%, 7/1/2039 50,000 54,614
Metropolitan Water District
of Southern California
Waterworks, Series
2020C, Revenue,
Refunding,
5.00%, 7/1/2040 30,000 32,016
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
5.00%, 7/1/2040 45,000 49,215
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
4.00%, 11/1/2036 80,000 80,103
Sacramento Municipal Utility
District Series 2020H,
Revenue,
5.00%, 8/15/2038 75,000 80,885
San Francisco Bay Area
Rapid Transit District
Series 2019F1, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 27,188
San Francisco City &
County San Francisco
International Airport
Commission, Series
2019D, Revenue,
Refunding,
5.00%, 5/1/2033 25,000 27,000
Santa Monica-Malibu Unified
School District Series
2023C, G.O. Unlimited,
5.00%, 8/1/2037 20,000 22,090

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 11.2% continued
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 $ 75,000 $ 81,527
Southern California Public
Power Authority Apex
Power Project, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2032 15,000 16,983
University of California
Series 2022S, Revenue,
Refunding,
5.00%, 5/15/2033 20,000 23,106
University of California
Series 2024BV, Revenue,
Refunding,
5.00%, 5/15/2038 80,000 90,666
5.00%, 5/15/2039 30,000 33,716
919,944
Colorado - 0 .9%
Denver City & County School
District No. 1 Series 2021,
G.O. Unlimited, State Aid
Withholding,
3.00%, 12/1/2036 20,000 18,519
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2028 35,000 37,477
Pueblo School District No.
60 Pueblo Series 2020,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/15/2032 15,000 16,337
72,333
Connecticut - 1 .1%
State of Connecticut Series
2016B, G.O. Unlimited,
Refunding,
4.00%, 5/15/2026 15,000 15,129
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Revenue, Special
Tax,
5.00%, 7/1/2033 20,000 23,047
5.00%, 7/1/2034 45,000 52,176
90,352
District of Columbia - 3 .4%
District of Columbia Series
2016A, G.O. Unlimited,
5.00%, 6/1/2033 20,000 20,211
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
District of Columbia - 3.4% continued
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2035 $ 55,000 $ 60,328
District of Columbia Water
& Sewer Authority,
Series 2016A, Revenue,
Refunding,
3.25%, 10/1/2037 65,000 60,860
District of Columbia
Georgetown University,
Series 2017, Revenue,
Refunding,
5.00%, 4/1/2030 75,000 77,455
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2034 30,000 30,998
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2020A,
Revenue,
5.00%, 7/15/2033 20,000 21,845
271,697
Florida - 5 .3%
Florida Department of
Environmental Protection
Preservation, Series
2016A, Revenue,
Refunding,
5.00%, 7/1/2027 25,000 25,475
Florida Insurance Assistance
Interlocal Agency Series
2023A1, Revenue,
5.00%, 9/1/2028 80,000 81,646
Jacksonville Electric
Authority Water & Sewer
System, Series 2017A,
Revenue, Refunding,
5.00%, 10/1/2032 25,000 26,127
Jacksonville Electric
Authority Water & Sewer
System, Series 2020A,
Revenue, Refunding,
3.00%, 10/1/2036 20,000 18,765
5.00%, 10/1/2035 25,000 26,916
Orange County Convention
Center Series 2015,
Revenue, Refunding,
5.00%, 10/1/2028 75,000 75,147
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2031 15,000 16,295
Reddy Creek Improvement
District Series 2016A,
G.O. Limited,
5.00%, 6/1/2035 25,000 25,309

Northern Trust Intermediate Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 5.3% continued
School Board of Miami-
Dade County (The)
School Board, Series
2025A, Certificate of
Participation, Refunding,
5.00%, 5/1/2030 $ 35,000 $ 38,491
5.00%, 5/1/2032 20,000 22,539
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2031 40,000 43,969
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2036 30,000 30,624
431,303
Georgia - 2 .8%
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Refunding,
5.00%, 11/1/2031 (c) 35,000 36,853
Georgia State Road & Tollway
Authority GARVEE, Series
2020, Revenue,
5.00%, 6/1/2026 15,000 15,256
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054 (a)(b) 75,000 81,267
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2029 20,000 20,370
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2026 25,000 25,147
State of Georgia Series
2017A2, G.O. Unlimited,
3.00%, 2/1/2037 25,000 23,945
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 20,000 20,232
223,070
Hawaii - 1 .1%
City & County of Honolulu
Series 2015A, G.O.
Unlimited,
5.00%, 10/1/2028 25,000 25,000
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Hawaii - 1.1% continued
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 $ 30,000 $ 31,445
State of Hawaii Highway,
Series 2016B, Revenue,
Refunding,
5.00%, 1/1/2027 30,000 30,552
86,997
Illinois - 3 .4%
City of Chicago Series 2015C,
G.O. Unlimited, Refunding,
5.00%, 1/1/2038 60,000 59,998
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2032 20,000 22,529
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 82,153
State of Illinois Series
2016, G.O. Unlimited, AG
Insured,
4.00%, 1/1/2037 55,000 54,995
State of Illinois Series 2017D,
G.O. Unlimited,
5.00%, 11/1/2028 55,000 57,473
277,148
Indiana - 0 .3%
Indianapolis Local Public
Improvement Bond Bank
Courthouse and Jail
Project, Series 2019A,
Revenue,
5.00%, 2/1/2030 25,000 26,867
Iowa - 0 .2%
State of Iowa Series 2019A,
Revenue, Refunding,
5.00%, 6/1/2034 15,000 16,071
Kansas - 0 .3%
Sedgwick County Unified
School District No. 266
Maize Series 2019A, G.O.
Unlimited,
4.00%, 9/1/2032 25,000 25,468
Kentucky - 1 .0%
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055 (a)(b) 75,000 81,261

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Louisiana - 2 .1%
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 $ 35,000 $ 38,218
Louisiana State Citizens
Property Insurance Corp.
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2026 80,000 81,224
State of Louisiana Series
2016A, G.O. Unlimited,
5.00%, 9/1/2027 40,000 40,895
State of Louisiana Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,208
170,545
Maine - 0 .6%
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2027 25,000 26,093
5.00%, 6/1/2026 25,000 25,419
51,512
Maryland - 2 .6%
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 3/1/2035 145,000 159,354
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2032 25,000 27,611
State of Maryland
Department of
Transportation, Series
2021A, Revenue,
3.00%, 10/1/2035 25,000 23,730
210,695
Massachusetts - 0 .8%
Commonwealth of
Massachusetts Series
2019D, G.O. Limited,
3.00%, 5/1/2036 25,000 23,661
Commonwealth of
Massachusetts Series
2020B, G.O. Limited,
Refunding,
5.00%, 7/1/2033 20,000 21,996
Commonwealth of
Massachusetts
Accelerated Bridge
Program, Series 2016A,
Revenue,
5.00%, 6/15/2027 15,000 15,249
60,906
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Michigan - 0 .8%
Michigan Finance Authority
Clean Water Revolving
Fund, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 $ 40,000 $ 40,967
State of Michigan GARVEE,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,931
66,898
Minnesota - 2 .7%
County of Hennepin Series
2016B, G.O. Unlimited,
5.00%, 12/1/2034 50,000 51,211
Rosemount Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2035 25,000 27,919
State of Minnesota Series
2017A, G.O. Unlimited,
5.00%, 10/1/2028 55,000 57,910
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2032 15,000 16,669
5.00%, 8/1/2033 65,000 71,838
225,547
Mississippi - 0 .2%
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 15,000 15,375
Missouri - 2 .2%
Jackson County Reorganized
School District No. 7 Lees
Summit Series 2020, G.O.
Unlimited, Refunding,
4.00%, 3/1/2030 35,000 36,682
4.00%, 3/1/2031 45,000 47,054
Jackson County School
District No. 4 Blue Springs
Series 2021A, G.O.
Unlimited, State Aid Direct
Deposit,
4.00%, 3/1/2038 15,000 15,135
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 60,000 64,455
5.00%, 12/1/2029 15,000 16,441
179,767

Northern Trust Intermediate Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Nebraska - 0 .8%
City of Lincoln Electric
System, Series 2015A,
Revenue, Refunding,
3.50%, 9/1/2036 $ 25,000 $ 24,658
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 36,256
60,914
Nevada - 1 .0%
Clark County School District
Series 2023A, G.O.
Limited,
5.00%, 6/15/2036 70,000 77,969
New Jersey - 2 .0%
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2030 35,000 38,237
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2022A,
Revenue,
5.00%, 11/1/2031 35,000 39,465
New Jersey Transportation
Trust Fund Authority
Federal Highway
Reimbursement, Series
2018A, Revenue,
Refunding,
4.00%, 12/15/2031 25,000 25,736
5.00%, 6/15/2031 55,000 55,838
159,276
New York - 13 .4%
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 60,000 63,315
City of New York Series
2019E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 45,000 48,433
5.00%, 8/1/2034 20,000 21,261
City of New York Series
2024D, G.O. Unlimited,
5.00%, 4/1/2039 25,000 27,268
Nassau County Interim
Finance Authority Sales
Tax, Series 2024A,
Revenue,
5.00%, 11/15/2029 30,000 33,397
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 13.4% continued
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC2,
Revenue,
5.00%, 6/15/2028 $ 15,000 $ 15,438
New York City Transitional
Finance Authority Building
Aid, Series 2016S1,
Revenue, State Aid
Withholding,
5.00%, 7/15/2035 40,000 40,245
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024B, Revenue,
5.00%, 5/1/2037 65,000 71,884
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2032 45,000 51,517
New York State Dormitory
Authority Sales Tax,
Series 2018C, Revenue,
Refunding,
5.00%, 3/15/2035 25,000 26,104
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2038 40,000 42,057
New York State Dormitory
Authority Personal
Income Tax, Series
2021E, Revenue,
4.00%, 3/15/2040 15,000 14,787
New York State Dormitory
Authority Personal Income
Tax, Series 2022A,
Revenue, Refunding,
4.00%, 3/15/2034 60,000 62,274
New York State
Environmental Facilities
Corp. New York City
Municipal Water Finance
Authority, Series 2023B,
Revenue, Refunding,
5.00%, 6/15/2030 15,000 16,832
5.00%, 6/15/2033 40,000 46,580
New York State
Environmental Facilities
Corp. New York City
Municipal Water Finance
Authority, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2037 30,000 34,143

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 13.4% continued
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 $ 95,000 $ 106,232
New York Urban
Development Corp.
Personal Income Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 3/15/2031 60,000 60,569
5.00%, 3/15/2032 25,000 25,228
New York Urban
Development Corp.
Sales Tax, Series 2023A,
Revenue,
5.00%, 3/15/2034 50,000 57,571
State of New York Series
2023B, G.O. Unlimited,
5.00%, 3/15/2030 40,000 44,851
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 15,000 15,493
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2031 80,000 81,294
Utility Debt Securitization
Authority Series 2023TE1,
Revenue, Refunding,
5.00%, 6/15/2028 70,000 71,257
1,078,030
North Carolina - 2 .5%
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2036 30,000 28,455
3.00%, 4/1/2037 40,000 37,074
County of Union Enterprise
System, Series 2021,
Revenue,
3.00%, 6/1/2037 20,000 18,367
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2028 20,000 20,117
North Carolina Turnpike
Authority Triangle
Expressway, Series
2018A, Revenue,
Refunding,
4.00%, 1/1/2033 80,000 81,965
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
North Carolina - 2.5% continued
State of North Carolina
Series 2019A, Revenue,
4.00%, 5/1/2033 $ 20,000 $ 20,739
206,717
Ohio - 1 .2%
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2034 25,000 24,471
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2033 15,000 16,458
State of Ohio Series 2025A,
G.O. Limited,
5.00%, 5/1/2029 20,000 21,813
State of Ohio Highway
Capital Improvement,
Series 2016S, G.O.
Unlimited,
5.00%, 5/1/2026 35,000 35,500
98,242
Oklahoma - 1 .7%
Grand River Dam Authority
Electric System, Series
2023, Revenue,
5.00%, 6/1/2037 75,000 82,450
Oklahoma Capitol
Improvement Authority
State Highway, Series
2016, Revenue,
5.00%, 7/1/2031 20,000 20,255
Oklahoma County Finance
Authority 52 Midwest City-
Del City Public Schools,
Series 2024, Revenue,
BAM Insured,
5.00%, 10/1/2035 30,000 34,072
136,777
Oregon - 1 .0%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2036 20,000 20,118
Deschutes Public Library
District Series 2021, G.O.
Unlimited,
4.00%, 6/1/2034 40,000 41,906
Marion and Polk Counties
School District No. 24J
Salem Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2032 20,000 21,267
83,291

Northern Trust Intermediate Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Pennsylvania - 2 .3%
Pennsylvania Turnpike
Commission Series
2016B, Revenue,
Refunding,
5.00%, 6/1/2027 $ 35,000 $ 35,537
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2036 10,000 10,089
Pennsylvania Turnpike
Commission Series
2021B, Revenue,
Refunding,
5.00%, 12/1/2034 20,000 22,020
School District of
Philadelphia (The) Series
2016F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2033 35,000 35,400
School District of
Philadelphia (The) Series
2019A, G.O. Limited,
State Aid Withholding,
4.00%, 9/1/2039 65,000 64,366
Southeastern Pennsylvania
Transportation Authority
Series 2022, Revenue,
5.25%, 6/1/2039 20,000 21,809
189,221
Rhode Island - 0 .8%
Rhode Island Commerce
Corp. Series 2016B,
Revenue,
5.00%, 6/15/2029 15,000 15,226
5.00%, 6/15/2031 15,000 15,199
Rhode Island Commerce
Corp. Series 2024A,
Revenue,
5.00%, 5/15/2035 30,000 34,120
64,545
South Carolina - 1 .0%
Lancaster County School
District Series 2017,
G.O. Unlimited, State
School District Credit
Enhancement Program,
3.25%, 3/1/2032 80,000 80,099
Tennessee - 0 .2%
Metropolitan Government
of Nashville & Davidson
County Series 2016, G.O.
Unlimited, Refunding,
5.00%, 1/1/2027 15,000 15,271
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 13 .5%
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
5.00%, 2/1/2029 $ 15,000 $ 15,303
City of San Antonio Electric
& Gas Systems, Series
2023A, Revenue,
Refunding,
5.00%, 2/1/2036 85,000 93,763
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2031 65,000 70,577
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 25,000 27,342
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2030 15,000 16,079
Cypress-Fairbanks
Independent School
District Series 2022A,
G.O. Unlimited, PSF
Guaranty,
4.25%, 2/15/2038 25,000 25,756
Forney Independent School
District Series 2022B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2035 15,000 16,439
Harris County Flood Control
District Series 2022A,
G.O. Limited, Refunding,
5.25%, 10/1/2037 45,000 49,715
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2039 25,000 27,297
Irving Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 40,000 42,761
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2031 15,000 16,285
5.00%, 8/15/2032 40,000 43,192
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2028 20,000 20,170

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 13.5% continued
Lower Colorado River
Authority LCRA
Transmission Services,
Series 2022, Revenue,
Refunding,
5.00%, 5/15/2037 $ 50,000 $ 53,580
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2038 35,000 37,870
5.00%, 5/15/2039 15,000 16,088
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 20,000 20,902
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2034 65,000 72,769
State of Texas Transportation
Commission, Series
2016A, G.O. Unlimited,
5.00%, 4/1/2027 25,000 25,309
5.00%, 4/1/2030 20,000 20,214
Tarrant County College
District Series 2022, G.O.
Limited,
5.00%, 8/15/2033 50,000 56,187
5.00%, 8/15/2034 25,000 27,949
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 90,000 95,818
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2030 30,000 31,504
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2027 75,000 78,540
Trinity River Authority
Regional Wastewater
System, Series 2017,
Revenue, Refunding,
5.00%, 8/1/2030 70,000 72,993
University of Houston
Series 2017A, Revenue,
Refunding,
5.00%, 2/15/2028 20,000 20,163
1,094,565
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Utah - 0 .7%
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.25%, 6/1/2033 $ 50,000 $ 57,061
Virginia - 3 .2%
County of Fairfax Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 25,000 25,399
Fairfax County Economic
Development Authority
Transportation District
Improvement Silver Line
Phase I Project, Series
2016, Special Tax,
Refunding,
5.00%, 4/1/2027 80,000 80,997
Loudoun County Economic
Development Authority
Loudoun County Public
Facility, Series 2020A,
Revenue, Refunding,
3.00%, 12/1/2036 90,000 82,831
Virginia College Building
Authority 21st Century
College Program, Series
2017C, Revenue,
3.00%, 2/1/2032 50,000 50,058
Virginia College Building
Authority 21st Century
College Program, Series
2021A, Revenue,
4.00%, 2/1/2033 25,000 26,175
265,460
Washington - 3 .3%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 12/1/2029 55,000 57,799
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2030 30,000 31,318
Spokane County School
District No. 81 Spokane
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 20,000 20,981
State of Washington Series
2016C, G.O. Unlimited,
5.00%, 2/1/2034 25,000 25,169
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2038 40,000 40,955

Northern Trust Intermediate Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 3.3% continued
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2036 $ 25,000 $ 26,187
State of Washington Series
2019C, G.O. Unlimited,
5.00%, 2/1/2037 55,000 57,996
260,405
West Virginia - 2 .1%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 12/1/2040 15,000 15,480
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2031 15,000 16,274
5.00%, 6/1/2034 20,000 21,501
5.00%, 12/1/2036 35,000 37,253
West Virginia Commissioner
of Highways Surface
Transportation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2028 50,000 52,323
West Virginia Parkways
Authority Series 2021,
Revenue,
5.00%, 6/1/2037 20,000 21,638
164,469
Wisconsin - 1 .9%
County of Dane Series
2024A, G.O. Unlimited,
4.00%, 6/1/2026 15,000 15,149
State of Wisconsin Series
2016-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 25,000 25,364
State of Wisconsin Series
2020A, G.O. Unlimited,
4.00%, 5/1/2029 70,000 72,597
State of Wisconsin Series
2022A, G.O. Unlimited,
5.00%, 5/1/2035 35,000 38,683
151,793
Total Municipal Bonds
(Cost $7,898,326) 7,987,602
Total Investments - 98.5%
(Cost $7,898,326) 7,987,602
Other assets less liabilities - 1.5% 121,101
NET ASSETS - 100.0% $8,108,703
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of September 30, 2025.
(b) Maturity date represents the puttable date.
(c) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .5%
Others
(1)
1 .5
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 7,988 $ — $ 7,988
Total
Investments $ — $7,988 $ — $7,988
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Short-Term Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .6%
Alabama - 1 .2%
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2029 $ 15,000 $ 16,513
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2026 60,000 61,359
State of Alabama Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 15,000 15,320
93,192
Arizona - 2 .6%
Arizona Board of Regents
University of Arizona
(The), Series 2016,
Revenue, Refunding,
5.00%, 6/1/2029 95,000 96,418
City of Phoenix Civic
Improvement Corp. Water
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2029 20,000 20,364
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2026 15,000 15,272
Maricopa County Special
Health Care District
Integrated Health
Services, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2029 35,000 37,277
Salt River Project Agricultural
Improvement & Power
District, Series 2016A,
Revenue, Refunding,
5.00%, 1/1/2029 15,000 15,462
Salt River Project Agricultural
Improvement & Power
District, Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2030 20,000 21,134
205,927
California - 4 .1%
Anaheim Public Financing
Authority Anaheim Public
Improvements Project,
Series 2019A, Revenue,
Refunding,
5.00%, 9/1/2029 20,000 21,698
California State Public Works
Board Series 2017B,
Revenue,
5.00%, 10/1/2029 20,000 21,072
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 4.1% continued
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2030 $ 20,000 $ 22,358
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2028 55,000 57,910
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
3.00%, 7/1/2026 25,000 25,116
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
5.00%, 11/1/2028 20,000 20,557
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 150,000 163,054
331,765
Colorado - 0 .7%
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 40,000 41,134
Jefferson County School
District R-001 Series 2018,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 15,000 16,170
57,304
Connecticut - 1 .0%
Connecticut State Health
& Educational Facilities
Authority Yale University,
Series 2025B1, Revenue,
Mandatory Put,
5.00%, 7/1/2064 (a)(b) 50,000 55,443
State of Connecticut Series
2016E, G.O. Unlimited,
5.00%, 10/15/2027 25,000 25,656
81,099
Delaware - 0 .2%
Delaware Transportation
Authority GARVEE,
Series 2020, Revenue,
Refunding,
5.00%, 9/1/2029 15,000 16,432

Northern Trust Short-Term Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 2 .5%
District of Columbia Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 $ 10,000 $ 10,421
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 30,000 31,985
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2029 15,000 16,315
District of Columbia Series
2021D, G.O. Unlimited,
4.00%, 2/1/2027 50,000 51,020
Washington Metropolitan
Area Transit Authority
Series 2017A1, Revenue,
Refunding,
5.00%, 7/1/2028 25,000 26,044
5.00%, 7/1/2029 35,000 36,457
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2028 25,000 26,045
198,287
Florida - 6 .6%
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 45,000 45,726
County of Miami-Dade Water
& Sewer, Series 2017B,
Revenue, Refunding,
5.00%, 10/1/2029 30,000 31,341
Duval County School Board
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 60,000 66,601
Florida Insurance Assistance
Interlocal Agency Series
2023A1, Revenue,
5.00%, 9/1/2028 155,000 158,189
Hillsborough County
School Board Series
2020A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 10,000 10,404
Palm Beach County
School Board Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 55,000 58,649
School Board of Miami-
Dade County (The)
School Board, Series
2015D, Certificate of
Participation, Refunding,
5.00%, 2/1/2026 25,000 25,183
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.6% continued
School District of
Broward County Series
2016A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 $ 30,000 $ 30,523
5.00%, 7/1/2029 40,000 40,618
5.00%, 7/1/2028 30,000 30,466
State of Florida Board of
Public Education, Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 15,000 15,640
State of Florida Board of
Public Education, Series
2022B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 15,000 16,751
530,091
Georgia - 4 .6%
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 10,000 10,280
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2027 155,000 157,970
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2028 40,000 42,150
State of Georgia Series
2017C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 55,000 57,499
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2030 95,000 101,789
369,688
Hawaii - 1 .2%
City & County of Honolulu
Rail Transit Project,
Series 2019A, G.O.
Unlimited,
5.00%, 9/1/2029 55,000 58,972
State of Hawaii Series
2016FB, G.O. Unlimited,
4.00%, 4/1/2026 10,000 10,074
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 30,000 31,445
100,491

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Idaho - 0 .1%
Idaho Housing & Finance
Association GARVEE,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2029 $ 10,000 $ 10,895
Illinois - 4 .9%
City of Chicago Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 1/1/2027 35,000 35,586
Metropolitan Pier &
Exposition Authority
McCormick Place
Expansion Project,
Series 2024B, Revenue,
Refunding,
4.00%, 12/15/2026 20,000 20,250
Metropolitan Water
Reclamation District of
Greater Chicago Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 100,000 102,549
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 60,000 61,831
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 80,000 82,425
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2027 20,000 20,722
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2030 60,000 65,769
389,132
Iowa - 0 .2%
State of Iowa Series 2016A,
Revenue, Refunding,
4.00%, 6/1/2026 15,000 15,133
Kansas - 0 .2%
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2028 15,000 15,691
Kentucky - 1 .6%
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2029 25,000 26,585
Kentucky State Property &
Building Commission
Project No. 130, Series
2024B, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,981
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kentucky - 1.6% continued
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2030 $ 55,000 $ 61,289
Kentucky Turnpike Authority
Revitalization Projects,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2030 25,000 27,859
126,714
Louisiana - 0 .1%
State of Louisiana Series
2019A, G.O. Unlimited,
5.00%, 3/1/2030 10,000 10,825
Maryland - 1 .6%
County of Prince George's
Consolidated Public
Improvement, Series
2019A, G.O. Limited,
5.00%, 7/15/2030 25,000 27,297
County of Prince George's
Consolidated Public
Improvement, Series
2020A, G.O. Limited,
5.00%, 7/15/2030 60,000 64,106
State of Maryland Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 3/1/2029 25,000 26,336
Washington Suburban
Sanitary Commission
Series 2017, Revenue,
County Guaranty,
5.00%, 6/15/2029 15,000 15,641
133,380
Massachusetts - 2 .0%
Commonwealth of
Massachusetts Series
2019E, G.O. Limited,
Refunding,
3.00%, 12/1/2026 30,000 30,144
Massachusetts Development
Finance Agency Harvard
University, Series 2016A,
Revenue, Refunding,
5.00%, 7/15/2027 125,000 127,522
157,666
Michigan - 0 .3%
Michigan State Building
Authority State of
Michigan, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2029 20,000 20,492

Northern Trust Short-Term Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 0 .5%
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2028 $ 25,000 $ 25,756
5.00%, 1/1/2030 10,000 10,279
36,035
Mississippi - 2 .0%
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 155,000 159,282
Missouri - 2 .2%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Series 2019, Revenue,
Refunding,
5.00%, 10/1/2026 30,000 30,711
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 135,000 145,024
175,735
Nebraska - 1 .5%
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 36,256
5.00%, 9/1/2029 10,000 10,329
Omaha Public Power District
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 2/1/2028 35,000 35,263
Public Power Generation
Agency Whelan Energy
Center Unit, Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2026 40,000 40,226
122,074
Nevada - 3 .2%
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2030 55,000 58,595
State of Nevada Highway
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 12/1/2027 40,000 40,628
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2030 155,000 160,912
260,135
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Jersey - 3 .9%
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2029 $ 85,000 $ 93,051
New Jersey Economic
Development Authority
Series 2023RRR, Revenue,
Refunding,
5.00%, 3/1/2026 65,000 65,608
New Jersey Transportation
Trust Fund Authority
Federal Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2028 135,000 137,200
New Jersey Transportation
Trust Fund Authority
Series 2023AA, Revenue,
Refunding,
5.00%, 6/15/2026 15,000 15,244
311,103
New York - 5 .9%
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 150,000 158,287
New York City Transitional
Finance Authority Building
Aid, Series 2023S1A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2030 30,000 33,419
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2028 155,000 158,288
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2022B,
Revenue, Refunding,
5.00%, 5/15/2026 100,000 101,616
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2027 15,000 15,257
466,867
North Carolina - 2 .5%
County of Mecklenburg
Series 2019, G.O.
Unlimited,
5.00%, 3/1/2030 70,000 75,937

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 2.5% continued
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2027 $ 40,000 $ 40,245
State of North Carolina
Series 2017B, Revenue,
Refunding,
5.00%, 5/1/2028 15,000 15,609
5.00%, 5/1/2029 60,000 62,374
State of North Carolina
Series 2022A, Revenue,
5.00%, 5/1/2030 10,000 11,107
205,272
Ohio - 5 .3%
American Municipal Power,
Inc. AMP Fremont Energy
Center, Series 2017A,
Revenue, Refunding,
5.00%, 2/15/2029 40,000 42,181
City of Akron Income Tax,
Series 2022, Revenue,
Refunding,
4.00%, 12/1/2026 25,000 25,382
City of Columbus Series
2017A, G.O. Unlimited,
4.00%, 4/1/2029 30,000 30,649
City of Columbus Series
2018A, G.O. Unlimited,
5.00%, 4/1/2030 20,000 21,417
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2027 25,000 26,392
Ohio Water Development
Authority Water Pollution
Control, Series 2017A,
Revenue,
5.00%, 12/1/2028 25,000 26,032
Ohio Water Development
Authority Series 2019,
Revenue,
5.00%, 12/1/2029 80,000 87,736
Ohio Water Development
Authority Pollution Control
Facilities, Series 2019A,
Revenue,
5.00%, 6/1/2029 15,000 16,276
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2030 150,000 159,243
435,308
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oklahoma - 5 .5%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2028 $ 80,000 $ 81,481
Cleveland County
Educational Facilities
Authority Moore Public
Schools Project, Series
2021, Revenue,
4.00%, 6/1/2028 15,000 15,491
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2030 50,000 55,622
Oklahoma County
Independent School
District No. 89 Oklahoma
City Series 2023A, G.O.
Unlimited,
3.00%, 7/1/2026 150,000 150,077
Tulsa Public Facilities
Authority Series 2018,
Revenue,
4.00%, 10/1/2025 135,000 135,000
437,671
Oregon - 2 .0%
State of Oregon Series
2019A, G.O. Unlimited,
5.00%, 5/1/2030 145,000 157,958
Pennsylvania - 2 .3%
Pennsylvania Turnpike
Commission Series 2016,
Revenue, Refunding,
5.00%, 6/1/2027 5,000 5,019
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2028 25,000 25,692
5.00%, 12/1/2029 20,000 20,555
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
5.00%, 12/1/2028 25,000 26,199
Pennsylvania Turnpike
Commission Series 2017-
2, Revenue, Refunding,
5.00%, 12/1/2029 35,000 36,702

Northern Trust Short-Term Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 2.3% continued
Pennsylvania Turnpike
Commission Series
2017A2, Revenue,
Refunding,
5.00%, 12/1/2025 $ 25,000 $ 25,091
Pennsylvania Turnpike
Commission Series
2017B2, Revenue,
Refunding,
5.00%, 6/1/2026 35,000 35,552
Southeastern Pennsylvania
Transportation Authority
Series 2017, Revenue,
Refunding,
5.00%, 6/1/2029 10,000 10,375
185,185
Rhode Island - 2 .7%
Rhode Island Commerce
Corp. Series 2016B,
Revenue,
5.00%, 6/15/2028 155,000 157,364
Rhode Island Health and
Educational Building
Corp. Brown University,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 55,000 57,423
214,787
Texas - 11 .6%
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2028 100,000 105,132
City of Houston Utility
System, Series 2017B,
Revenue, Refunding,
5.00%, 11/15/2028 25,000 26,188
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2028 30,000 32,056
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
5.00%, 2/1/2029 20,000 20,404
City of San Antonio
Electric & Gas Systems,
Series 2019, Revenue,
Refunding,
4.00%, 2/1/2027 95,000 97,001
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2030 75,000 82,611
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 11.6% continued
Dallas County Utility &
Reclamation District
Series 2016, G.O.
Unlimited, Refunding,
5.00%, 2/15/2027 $ 35,000 $ 36,139
Fort Bend Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 60,000 62,680
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2030 70,000 73,977
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2029 20,000 20,505
North Texas Tollway
Authority Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2028 60,000 60,337
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 25,000 26,414
Permanent University Fund
- University of Texas
System Series 2006B,
Revenue, Refunding,
5.25%, 7/1/2026 40,000 40,833
Port Authority of Houston
Series 2020A2, G.O.
Unlimited, Refunding,
5.00%, 10/1/2029 15,000 16,413
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 150,000 159,696
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2029 25,000 26,138
University of North Texas
Series 2017A, Revenue,
Refunding,
5.00%, 4/15/2029 15,000 15,533
University of North Texas
Series 2025A, Revenue,
Refunding,
5.00%, 4/15/2030 25,000 27,702
929,759

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Utah - 0 .9%
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2029 $ 10,000 $ 10,827
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2029 55,000 59,582
70,409
Virginia - 2 .0%
Virginia College Building
Authority 21st Century
College Program,
Series 2017E, Revenue,
Refunding,
5.00%, 2/1/2029 65,000 68,865
5.00%, 2/1/2030 55,000 58,228
Virginia College Building
Authority 21st Century
College Program, Series
2019A, Revenue,
5.00%, 2/1/2030 30,000 32,479
159,572
Washington - 4 .9%
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2030 10,000 10,801
County of King Sewer,
Series 2016B, Revenue,
Refunding,
4.00%, 7/1/2030 50,000 50,446
5.00%, 7/1/2027 10,000 10,185
Energy Northwest Project 1,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2028 40,000 41,658
5.00%, 7/1/2028 70,000 72,902
King County School District
No. 401 Highline Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 50,000 51,386
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2030 30,000 30,971
State of Washington Series
2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2029 120,000 126,898
395,247
West Virginia - 2 .0%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 6/1/2029 40,000 42,645
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2030 25,000 26,661
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
West Virginia - 2.0% continued
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2029 $ 80,000 $ 87,246
156,552
Wisconsin - 2 .0%
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 20,000 20,802
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 20,000 20,802
5.00%, 11/1/2029 50,000 52,005
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2030 60,000 65,359
158,968
Total Municipal Bonds
(Cost $7,900,385) 7,902,123
Total Investments - 98.6%
(Cost $7,900,385) 7,902,123
Other assets less liabilities - 1.4% 115,787
NET ASSETS - 100.0% $8,017,910
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of September 30, 2025.
(b) Maturity date represents the puttable date.
Percentages shown are based on Net Assets.
Abbreviations
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .6%
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

Northern Trust Short-Term Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 7,902 $ — $ 7,902
Total
Investments $ — $7,902 $ — $7,902
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Tax-Exempt Bond ETF
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 101 .7%
Alabama - 1 .3%
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055 (a)(b) $ 100,000 $ 107,779
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2027 65,000 67,297
175,076
Arizona - 1 .7%
Arizona Transportation Board
Highway Series 2023,
Revenue, Refunding,
5.00%, 7/1/2026 20,000 20,375
City of Mesa Utility System,
Series 2017, Revenue,
3.25%, 7/1/2041 80,000 69,750
City of Mesa Utility System,
Series 2023, Revenue,
5.00%, 7/1/2046 80,000 83,564
Maricopa County Special
Health Care District
Integrated Health
Services, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2031 60,000 63,736
State of Arizona Series
2019A, Certificate of
Participation, Refunding,
ETM,
5.00%, 10/1/2025 (c) 10,000 10,000
247,425
California - 12 .4%
California State Public Works
Board Various Capital
Projects, Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2034 40,000 44,715
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2027 10,000 10,500
California State Public Works
Board Various Capital
Projects, Series 2023D,
Revenue,
5.00%, 11/1/2044 85,000 90,214
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2045 55,000 58,299
California State University
Series 2024A, Revenue,
5.50%, 11/1/2046 180,000 199,811
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
California - 12.4% continued
City & County of San
Francisco Earthquake
Safety and Emergency
Response, Series 2025B1,
G.O. Unlimited,
5.00%, 6/15/2045 $ 45,000 $ 48,366
City of San Francisco Public
Utilities Commission
Water, Series 2025D,
Revenue,
5.00%, 11/1/2051 195,000 206,182
Coast Community College
District Series 2019F, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 27,286
Desert Community College
District Election of
2016, Series 2024, G.O.
Unlimited,
4.00%, 8/1/2045 155,000 149,689
Elk Grove Unified School
District Election of
2016, Series 2023, G.O.
Unlimited,
4.00%, 8/1/2043 45,000 44,050
Foothill-De Anza Community
College District Series
2021A, G.O. Unlimited,
Refunding,
3.00%, 8/1/2037 45,000 41,963
3.00%, 8/1/2038 50,000 45,583
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 30,000 33,308
5.50%, 11/15/2032 40,000 45,756
Los Angeles County Public
Works Financing Authority
Series 2022G, Revenue,
Refunding,
5.00%, 12/1/2037 25,000 27,349
San Diego County Regional
Transportation
Commission Series
2023A, Revenue,
Refunding,
5.00%, 4/1/2029 30,000 33,066
5.00%, 4/1/2035 30,000 34,870
San Francisco City &
County San Francisco
International Airport
Commission, Series
2023B, Revenue,
Refunding,
5.00%, 5/1/2043 45,000 47,922

Northern Trust Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
California - 12.4% continued
San Francisco City &
County San Francisco
International Airport
Commission, Series
2024B, Revenue,
Refunding,
5.00%, 5/1/2044 $ 30,000 $ 31,998
San Jose Redevelopment
Agency Successor
Agency Series 2017A, Tax
Allocation, Refunding,
5.00%, 8/1/2035 75,000 77,741
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2042 115,000 122,558
State of California G.O.
Unlimited,
5.00%, 10/1/2026 25,000 25,330
State of California G.O.
Unlimited, Refunding,
5.00%, 10/1/2025 30,000 30,000
University of California Series
2022BK, Revenue,
5.00%, 5/15/2052 280,000 291,799
1,768,355
Colorado - 1 .1%
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2033 35,000 38,475
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2033 30,000 33,501
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2041 25,000 28,442
Weld County School District
No. 6 Greeley Series 2020,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2037 60,000 63,697
164,115
Connecticut - 0 .5%
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Revenue, Special
Tax,
5.00%, 7/1/2032 40,000 45,796
5.00%, 7/1/2038 25,000 27,917
73,713
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Delaware - 0 .8%
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 $ 30,000 $ 30,568
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2027 85,000 88,910
119,478
District of Columbia - 4 .0%
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2038 65,000 69,599
5.00%, 2/1/2046 45,000 46,340
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2036 70,000 74,736
District of Columbia
Federal Highway Grant
Anticipation Note, Series
2020, Revenue,
5.00%, 12/1/2031 120,000 130,862
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2037 30,000 30,802
5.00%, 7/1/2027 45,000 46,928
Washington Metropolitan
Area Transit Authority
Washington Metropolitan
Area Transit Authority,
Series 2018, Revenue,
5.00%, 7/1/2034 105,000 108,495
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2020A,
Revenue,
5.00%, 7/15/2034 25,000 27,174
5.00%, 7/15/2036 25,000 26,887
561,823
Florida - 4 .6%
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2025 90,000 90,000
Jacksonville Electric
Authority Water & Sewer
System, Series 2017A,
Revenue, Refunding,
5.00%, 10/1/2025 30,000 30,000
Jacksonville Electric
Authority Electric System,
Series 2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 110,000 118,957

Northern Trust Tax-Exempt Bond ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Florida - 4.6% continued
Orange County Convention
Center Series 2017,
Revenue, Refunding,
5.00%, 10/1/2025 $ 60,000 $ 60,000
Orlando Utilities Commission
Utility System, Series
2013A, Revenue,
Refunding,
5.00%, 10/1/2025 50,000 50,000
Palm Beach County
School Board Series
2020A, Certificate of
Participation,
5.00%, 8/1/2034 30,000 32,469
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2032 40,000 43,243
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2032 50,000 54,654
State of Florida Department
of Transportation, Series
2017A, G.O. Unlimited,
3.13%, 7/1/2035 55,000 54,204
State of Florida Board of
Public Education, Series
2022C, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 45,000 46,930
State of Florida Department
of Transportation,
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2028 25,000 26,753
State of Florida Department
of Transportation, Series
2021A, Revenue,
5.00%, 7/1/2027 50,000 52,195
659,405
Georgia - 2 .2%
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054 (a)(b) 130,000 140,863
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2017C,
Revenue, Refunding,
3.25%, 7/1/2039 175,000 160,708
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 15,000 15,285
316,856
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Hawaii - 0 .7%
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 $ 60,000 $ 62,137
State of Hawaii Series EZ,
G.O. Unlimited, Refunding,
5.00%, 10/1/2025 50,000 50,000
112,137
Idaho - 0 .9%
Idaho Housing & Finance
Association Federal
Highway Trust, Series
2019A, Revenue,
Refunding,
5.00%, 7/15/2033 50,000 53,794
5.00%, 7/15/2036 75,000 79,659
133,453
Illinois - 3 .9%
Chicago Board of Education
Dedicated Capital
Improvement Tax, Series
2023, Revenue,
5.25%, 4/1/2033 130,000 143,268
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2035 60,000 61,183
5.00%, 1/1/2036 45,000 45,810
5.00%, 1/1/2038 65,000 65,957
City of Chicago Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 1/1/2033 30,000 31,976
Cook Kane Lake & McHenry
Counties Community
College District No.
512, Series 2020, G.O.
Unlimited,
4.00%, 12/15/2031 30,000 31,011
Illinois Finance Authority
Clean Water Initiative,
Series 2017, Revenue,
5.00%, 1/1/2029 30,000 30,931
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2037 35,000 38,971
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2026 105,000 107,417
556,524
Indiana - 2 .3%
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2025 125,000 125,000

Northern Trust Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Indiana - 2.3% continued
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2033 $ 35,000 $ 39,109
Indianapolis Local Public
Improvement Bond Bank
Courthouse and Jail
Project, Series 2019A,
Revenue,
5.00%, 2/1/2033 150,000 159,716
323,825
Iowa - 0 .4%
State of Iowa Series 2019A,
Revenue, Refunding,
5.00%, 6/1/2032 55,000 59,524
Kentucky - 1 .0%
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055 (a)(b) 130,000 140,852
Louisiana - 0 .9%
Louisiana Public Facilities
Authority Tulane
University, Series 2023A,
Revenue, Refunding,
5.00%, 10/15/2036 45,000 49,278
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 65,000 69,325
State of Louisiana GARVEE,
Series 2019A, Revenue,
5.00%, 9/1/2027 10,000 10,487
129,090
Maryland - 0 .9%
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2027 20,000 20,955
State of Maryland Series
2018-2, G.O. Unlimited,
5.00%, 8/1/2027 80,000 83,820
State of Maryland
Department of
Transportation, Series
2016, Revenue,
3.00%, 11/1/2028 30,000 30,004
134,779
Massachusetts - 1 .3%
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
5.00%, 5/1/2039 25,000 26,233
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Massachusetts - 1.3% continued
Commonwealth of
Massachusetts Series
2021D, G.O. Limited,
5.00%, 9/1/2049 $ 105,000 $ 107,754
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2054 55,000 57,162
191,149
Michigan - 0 .5%
Michigan Finance Authority
Clean Water Revolving
Fund, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2025 45,000 45,000
State of Michigan GARVEE,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,931
70,931
Minnesota - 1 .6%
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2033 85,000 92,184
5.00%, 8/1/2035 30,000 32,243
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2028 10,000 10,761
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2027 55,000 57,721
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 40,000 41,888
234,797
Mississippi - 1 .1%
State of Mississippi Series
2021A, G.O. Unlimited,
5.00%, 6/1/2032 65,000 71,644
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2034 40,000 42,273
State of Mississippi Gaming
Tax, Series 2019A,
Revenue,
5.00%, 10/15/2030 45,000 47,639
161,556
Missouri - 0 .8%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Series 2019, Revenue,
Refunding,
4.00%, 10/1/2034 30,000 30,656

Northern Trust Tax-Exempt Bond ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Missouri - 0.8% continued
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
5.00%, 5/1/2027 $ 10,000 $ 10,406
Springfield School District
No. R-12 Series 2019,
G.O. Unlimited,
4.00%, 3/1/2034 40,000 41,345
St. Louis Community
College District Series
2024, Certificate of
Participation,
4.00%, 4/1/2042 30,000 28,616
111,023
Nebraska - 0 .2%
Nebraska Public Power
District Series 2016B,
Revenue, Refunding,
5.00%, 1/1/2031 30,000 30,144
Nevada - 2 .6%
Clark County School District
Series 2024A, G.O.
Limited,
5.00%, 6/15/2037 65,000 72,762
Clark County School District
Series 2025A, G.O.
Limited,
5.00%, 6/15/2037 60,000 67,794
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility,
Series 2019E, Revenue,
Refunding,
5.00%, 7/1/2033 50,000 53,527
County of Clark Highway
Improvement, Series
2023, Revenue,
4.00%, 7/1/2043 185,000 174,474
368,557
New Hampshire - 0 .7%
New Hampshire Health
and Education Facilities
Authority University
of New Hampshire,
Series 2015, Revenue,
Refunding,
5.00%, 7/1/2045 100,000 100,006
New Jersey - 2 .3%
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2033 35,000 37,660
5.00%, 11/1/2034 30,000 32,090
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
New Jersey - 2.3% continued
New Jersey Economic
Development Authority
Series 2024SSS, Revenue,
Refunding,
5.25%, 6/15/2038 $ 65,000 $ 72,517
New Jersey Educational
Facilities Authority
Princeton University,
Series 2021C, Revenue,
Refunding,
3.00%, 3/1/2034 40,000 39,603
New Jersey Transportation
Trust Fund Authority
Federal Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2029 100,000 101,619
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2018A, Revenue,
Refunding,
5.00%, 12/15/2032 35,000 37,152
320,641
New Mexico - 0 .3%
New Mexico Finance
Authority State
Transportation, Series
2018A, Revenue,
Refunding,
5.00%, 6/15/2026 45,000 45,801
New York - 15 .2%
City of New York Series
2019E, G.O. Unlimited,
Refunding,
3.13%, 8/1/2035 60,000 58,222
City of New York Series
2024D, G.O. Unlimited,
4.00%, 4/1/2050 55,000 49,720
5.25%, 4/1/2047 135,000 143,063
City of New York Series
2025F, G.O. Unlimited,
Refunding,
5.00%, 8/1/2043 35,000 37,288
County of Albany Series
2018, G.O. Limited,
5.00%, 4/1/2027 60,000 60,850
Erie County Fiscal Stability
Authority Sales Tax,
Series 2017D, Revenue,
5.00%, 9/1/2039 90,000 92,450
Long Island Power Authority
Electric System, Series
2020A, Revenue,
Refunding,
4.00%, 9/1/2039 105,000 105,570

Northern Trust Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
New York - 15.2% continued
Monroe County Industrial
Development Corp.
University of Rochester
Project, Series 2020A,
Revenue,
4.00%, 7/1/2050 $ 180,000 $ 163,357
Nassau County Interim
Finance Authority Sales
Tax, Series 2021A,
Revenue, Refunding,
4.00%, 11/15/2032 35,000 37,857
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2013BB, Revenue,
3.25%, 6/15/2047 110,000 86,431
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2018EE, Revenue,
Refunding,
5.00%, 6/15/2034 30,000 30,076
New York City Transitional
Finance Authority Future
Tax Secured, Series
2017E1, Revenue,
5.00%, 2/1/2039 50,000 50,974
New York City Transitional
Finance Authority Building
Aid, Series 2020S1B,
Revenue, State Aid
Withholding,
4.00%, 7/15/2044 45,000 42,187
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 90,000 93,331
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2052 65,000 67,303
5.25%, 5/1/2048 80,000 84,794
New York Liberty
Development Corp.
Goldman Sachs
Headquarters LLC,
Series 2005, Revenue,
Refunding,
5.25%, 10/1/2035 25,000 28,746
New York State Dormitory
Authority The New School
Project, Series 2016A,
Revenue, Refunding,
3.25%, 7/1/2034 35,000 33,954
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
New York - 15.2% continued
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2042 $ 30,000 $ 30,437
5.00%, 3/15/2043 30,000 30,403
New York State Dormitory
Authority Sales Tax,
Series 2018A, Revenue,
5.00%, 3/15/2044 75,000 76,456
New York State
Environmental Facilities
Corp. New York City
Municipal Water Finance
Authority, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2037 50,000 56,905
5.00%, 6/15/2038 35,000 39,416
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2049 (d) 265,000 276,427
New York Urban
Development Corp.
Personal Income Tax,
Series 2017C, Revenue,
Refunding,
5.00%, 3/15/2042 275,000 280,587
State of New York Series
2023A, G.O. Unlimited,
5.00%, 3/15/2037 55,000 62,259
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 75,000 77,463
2,196,526
North Carolina - 2 .8%
City of Raleigh Series 2024,
Revenue, Refunding,
5.00%, 10/1/2025 15,000 15,000
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2037 70,000 64,879
County of Wake Series 2021,
Revenue,
3.00%, 3/1/2036 45,000 42,414
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2028 30,000 30,176
State of North Carolina
Series 2013A, Revenue,
3.00%, 5/1/2033 35,000 34,633
State of North Carolina
Series 2019, Revenue,
5.00%, 3/1/2033 80,000 85,681

Northern Trust Tax-Exempt Bond ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
North Carolina - 2.8% continued
State of North Carolina
Series 2020B, Revenue,
3.00%, 5/1/2033 $ 40,000 $ 39,660
State of North Carolina
Series 2021, Revenue,
4.00%, 3/1/2034 50,000 51,772
State of North Carolina
Series 2025A, Revenue,
5.00%, 5/1/2027 30,000 31,225
395,440
Ohio - 1 .3%
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2035 75,000 72,659
State of Ohio Series 2018A,
G.O. Unlimited,
5.00%, 2/1/2029 35,000 35,276
State of Ohio GARVEE,
Series 2018-1, Revenue,
5.00%, 12/15/2028 35,000 35,571
State of Ohio Infrastructure
Project, Series 2019-1,
Revenue,
5.00%, 12/15/2025 40,000 40,191
183,697
Oklahoma - 0 .4%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2023A,
Revenue,
5.25%, 9/1/2034 50,000 57,050
Oregon - 0 .5%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2030 10,000 10,094
Multnomah County School
District No. 1J Portland
Series 2020B, G.O.
Unlimited, School Bond
Guaranty,
3.00%, 6/15/2033 40,000 39,608
Tri-County Metropolitan
Transportation District of
Oregon GARVEE, Series
2018A, Revenue,
5.00%, 10/1/2028 10,000 10,542
60,244
Pennsylvania - 2 .2%
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2025 30,000 30,000
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Pennsylvania - 2.2% continued
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 $ 40,000 $ 46,647
Delaware Valley Regional
Finance Authority
Series 2023A, Revenue,
Refunding,
4.00%, 3/1/2034 75,000 78,723
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2037 110,000 110,634
Pennsylvania Turnpike
Commission Series
2021B, Revenue,
5.00%, 12/1/2035 25,000 27,524
University of Pittsburgh
of the Commonwealth
System of Higher
Education Series 2021,
Revenue, Refunding,
4.00%, 4/15/2026 35,000 35,177
328,705
Rhode Island - 1 .0%
Rhode Island Commerce
Corp. Series 2016B,
Revenue,
5.00%, 6/15/2029 80,000 81,203
Rhode Island Commerce
Corp. Series 2020A,
Revenue,
5.00%, 5/15/2033 50,000 54,470
135,673
South Carolina - 0 .6%
South Carolina Public Service
Authority Series 2014C,
Revenue, Refunding,
4.00%, 12/1/2045 80,000 72,881
South Carolina
Transportation
Infrastructure Bank
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2036 20,000 20,687
93,568
South Dakota - 1 .0%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 140,000 146,212
Tennessee - 1 .1%
City of Memphis Series 2018,
G.O. Unlimited,
3.55%, 6/1/2038 115,000 111,683

Northern Trust Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Tennessee - 1.1% continued
4.00%, 6/1/2046 $ 45,000 $ 42,205
153,888
Texas - 14 .0%
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2038 100,000 110,325
Alvin Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
3.38%, 2/15/2040 95,000 86,400
Austin Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2041 50,000 52,934
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2026 115,000 118,153
City of Fort Worth Water &
Sewer System, Series
2020A, Revenue,
Refunding,
5.00%, 2/15/2027 45,000 46,613
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 75,000 82,025
County of Fort Bend Series
2023, G.O. Unlimited,
5.25%, 3/1/2053 100,000 105,573
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2027 15,000 15,698
County of Travis Series
2016A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 35,000 35,354
Dallas Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2042 50,000 53,003
Gregory-Portland
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 45,000 48,525
Hays Consolidated
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2037 30,000 32,643
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Texas - 14.0% continued
Lamar Consolidated
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2039 $ 125,000 $ 135,071
5.00%, 2/15/2042 80,000 84,232
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2033 35,000 37,584
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2040 65,000 70,107
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2029 35,000 35,291
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2034 30,000 33,724
5.00%, 5/15/2039 100,000 107,253
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 100,000 108,811
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
4.00%, 2/15/2044 110,000 103,470
Port Authority of Houston
Series 2020A2, G.O.
Unlimited, Refunding,
5.00%, 10/1/2027 30,000 31,521
San Antonio Water System
Series 2024B, Revenue,
5.00%, 5/15/2044 100,000 105,198
5.00%, 5/15/2047 30,000 31,263
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 130,000 138,403
Texas Water Development
Board State Water
Implementation, Series
2015A, Revenue,
5.00%, 10/15/2045 65,000 65,007
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 50,000 51,966

Northern Trust Tax-Exempt Bond ETF
continued
Schedule of Investments

Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Texas - 14.0% continued
Texas Water Development
Board State Revolving
Fund, Series 2022,
Revenue,
5.00%, 8/1/2033 $ 60,000 $ 67,611
1,993,758
Utah - 1 .3%
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2042 40,000 41,350
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2038 40,000 43,079
5.00%, 7/1/2041 75,000 78,743
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,721
173,893
Virginia - 2 .8%
Loudoun County Economic
Development Authority
Howard Hughes Medical
Institute, Series 2022A,
Revenue, Refunding,
4.00%, 10/1/2052 60,000 55,750
Virginia College Building
Authority 21st Century
College Program, Series
2021A, Revenue,
4.00%, 2/1/2032 115,000 121,425
Virginia Commonwealth
Transportation Board
Capital Project, Series
2019, Revenue,
3.00%, 5/15/2037 65,000 58,995
Virginia Public Building
Authority Series 2020A,
Revenue,
5.00%, 8/1/2033 140,000 154,113
390,283
Washington - 4 .5%
City of Seattle Series 2021A,
G.O. Limited, Refunding,
5.00%, 12/1/2027 25,000 26,430
County of King Sewer,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2027 40,000 40,739
Energy Northwest Bonneville
Power Administration,
Series 2016A, Revenue,
Refunding,
5.00%, 7/1/2028 120,000 122,063
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Washington - 4.5% continued
Energy Northwest Columbia
Generating Station,
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2038 $ 30,000 $ 31,613
King County Public Hospital
District No. 1 Valley
Medical Center, Series
2016, G.O. Limited,
Refunding,
5.00%, 12/1/2028 135,000 138,105
State of Washington Series
2016C, G.O. Unlimited,
5.00%, 2/1/2029 45,000 45,374
State of Washington Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 45,000 45,938
State of Washington Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 55,000 56,073
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2042 40,000 41,089
State of Washington Series
2022A, G.O. Unlimited,
5.00%, 8/1/2046 60,000 62,379
State of Washington Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 25,000 26,162
635,965
West Virginia - 1 .1%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2037 145,000 151,307
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2036 10,000 10,644
161,951
Wisconsin - 0 .9%
Middleton-Cross Plains
Area School District
School Building and
Improvement, Series
2019A, G.O. Unlimited,
3.25%, 3/1/2036 50,000 49,716
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 25,000 26,012

Northern Trust Tax-Exempt Bond ETF
September 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 101.7% continued
Wisconsin - 0.9% continued
State of Wisconsin Series
2025-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2026 $ 40,000 $ 40,560
116,288
Total Municipal Bonds
(Cost $14,279,009) 14,534,176
Total Investments - 101.7%
(Cost $14,279,009) 14,534,176
Liabilities in excess of other assets - (1.7%) (238,523)
NET ASSETS - 100.0% $14,295,653
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of September 30, 2025.
(b) Maturity date represents the puttable date.
(c) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
(d) When-Issued Securities. Total market value of all such
securities amounts to $276,427, which represents
approximately 1.93% of net assets of the fund.
Percentages shown are based on Net Assets.
Abbreviations
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 101 .7%
Others
(1)
( 1 .7 )
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 14,534 $ — $ 14,534
Total
Investments $ — $14,534 $ — $14,534
(1)
Classifications as defined in the Schedule of Investments.